EQUITY METHOD INVESTMENTS (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2019	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Ownership percentage	28.90%	20.00%
Investment in associated company		$ 6,000	$ 0	$ 6,000	$ 0
Share of results of associated company			$ 1,681	$ 246	$ 0
Ownsership interest purchased by FMSI	30.80%
Payments for loans	$ 3,000
Shareholder loan receivable	$ 6,000